Weighted Average Assumptions Used to Determine Net Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.62%	4.00%
Expected return on assets	5.50%	6.00%
Rate of compensation increase	3.09%	4.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.75%
Expected return on assets	4.66%